Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years number	Dec. 31, 2009 years number	Dec. 31, 2008 years number
Goodwill Information
Number of business combinations completed	10	4	18
Goodwill acquired during the period	$ 978	$ 15
Goodwill acquired during the period which is deductible for tax purposes	1	9
Increase (decrease) in goodwill related to prior acquisitions from certain acquisition costs and contingent consideration	2	(40)
Goodwill - Rollforward
Balance at beginning of period	5,832	5,753
Acquisition activity	980	(25)
Translation and other	8	104
Balance at end of period	6,820	5,832	5,753
Industrial and Transportation
Goodwill - Rollforward
Balance at beginning of period	1,757	1,711
Acquisition activity	8	(4)
Translation and other	18	50
Balance at end of period	1,783	1,757
Health Care
Goodwill - Rollforward
Balance at beginning of period	1,007	988
Acquisition activity	520	5
Translation and other	(21)	14
Balance at end of period	1,506	1,007
Consumer and Office
Goodwill - Rollforward
Balance at beginning of period	155	155
Acquisition activity	24	11
Translation and other	8	(11)
Balance at end of period	187	155
Safety, Security and Protection Services
Goodwill - Rollforward
Balance at beginning of period	1,220	1,157
Acquisition activity	428	6
Translation and other	22	57
Balance at end of period	1,670	1,220
Display and Graphics
Goodwill - Rollforward
Balance at beginning of period	990	1,042
Acquisition activity		(44)
Translation and other	4	(8)
Balance at end of period	994	990
Electro and Communications
Goodwill - Rollforward
Balance at beginning of period	703	700
Acquisition activity		1
Translation and other	(23)	2
Balance at end of period	$ 680	$ 703